ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)			12 Months Ended
	Mar. 01, 2014	Jan. 31, 2012	Mar. 31, 2018 item	Jul. 31, 2013
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Ratio of shares swap with existing shareholders of iKang Guobin Healthcare Group, Inc.	1
Percentage of net revenues from VIEs' major subsidiaries			80.00%
Maximum percentage of direct foreign ownership allowed in business entities providing healthcare services in the PRC		70.00%
Yuanhua
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Interest acquired (as a percent)				100.00%
iKang Holding
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Number of shareholders who are directors and shareholders of the Company			2
Mr. Lee Ligang Zhang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Equity interest held (as a percent)			34.80%
Mr. Lee Ligang Zhang | iKang Holding
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Equity interest held (as a percent)			50.00%
Mr. Boquan He
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Equity interest held (as a percent)			9.74%
iKang Holding | iKang Hangzhou Xixi
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Equity interest held (as a percent)			80.00%
Total equity interest held, including indirect ownership			100.00%
Yalong Daoyi | iKang Hangzhou Xixi
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Equity interest held (as a percent)			20.00%
Mr. Haiqing Hu | Beijing Jiandatong
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Equity interest held (as a percent)			80.00%
Mr. Haiqing Hu | Yuanhua Information
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Equity interest held (as a percent)			80.00%
Ms. Jaun Tan | Yuanhua Information
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Equity interest held (as a percent)			20.00%
Exclusive Equity Option Agreement
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Term of agreement			10 years
Exclusive Services Agreement
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Term of agreement			10 years
iKang Holding
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Hangzhou Xixi
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			73.00%
Yuanhua Information
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Beijing Jiandatong
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			80.00%
iKang Online
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Guangzhou Huanshi
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shanghai Xikang Road
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shanghai Pudong Avenue
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Jianwei Healthcare Management
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			54.40%
Yalong Daoyi
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
iKang Beijing Jun'an
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Beijing Yayun
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Beijing Wanzhishou
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Medical Examination Application
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
Beijing Daoyitong
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
Shanghai Jinxiu Huajian
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Chengdu Gaoxin
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shenzhen Luohu
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Beijing Zhongguancun
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shanghai Yangpu
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shanghai Lujiazui
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Beijing Xuanwumen
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Nanjing Gulou
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Beijing Xinei
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Yan'an West Road
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Hangzhou Wenhui
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Chengdu Hongzhaobi
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Dental Hospital Management
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Beijing Lidu
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Beijing Jianguomen
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Fuzhou Gulou
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shanghai Zhonghuan
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shanghai Jing'an
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shanghai Yan'an East Road
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shanghai Jianwei
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Tianjin Heping
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Suzhou
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Suzhou Zhuoyue
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Guangzhou Wokang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Yuanhua Clinic
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shanghai Gubei
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Changzhou
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			62.50%
Chengdu Gaoxin iKang West City
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Shanghai Huajian
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Shanghai Huajian Management
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Shanghai Zhenjing
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
iKang Beijing Shunping
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Chongqing Zhuoyue
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Xi'an Lianhu Yinglun
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
Guizhou Wishstar
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			60.00%
iKang Beijing Jingchao
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			83.00%
Yantai Ciming
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
Beijing Bohui
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Wuhan Zhuoyue
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Shanghai Jun'an
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Yinchuan Clinic
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Guobin
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			100.00%
Beijing iKang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			100.00%
Shanghai iKang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			100.00%
iKang Zhejiang BVI
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			73.00%
Zhejiang iKang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			73.00%
Bayley & Jackson (Hong Kong)
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			100.00%
iKang Beijing Ritan
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			100.00%
Yuanhua HK
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			100.00%
Yuanhua WFOE
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			100.00%
MediFast
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			80.00%
WA Health Care
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			70.00%
iKang (Shanghai) Financing Lease
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			100.00%
IKang MRI Center, Inc.
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
iKang MRI Center, Limited
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang mHealth, Inc.
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
iKang Health Cloud Technology Limited
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Health Cloud
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%